Intangible Assets - Schedule of Detailed Information about Service Concession Arrangements (Details) € in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) MHz_band employee installment	Dec. 31, 2021 BRL (R$) MHz_band employee installment	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Additions	€ 2,410		€ 1,111
Number of payment installments | installment	5	5
First installment payment (in percentage)	20.00%	20.00%
First installment payment period	30 days	30 days
Number of payment installments, excluding first installment | installment	4	4
Installment payment (excluding first installment) (in percentage)	20.00%	20.00%
Payment period of installments (excluding first installment)	6 months	6 months
Telefónica Brazil | National 1
Disclosure of detailed information about intangible assets [line items]
Bandwidth (MHz) | MHz_band	80	80
Telefónica Brazil | National 2
Disclosure of detailed information about intangible assets [line items]
Bandwidth (MHz) | MHz_band	20	20
Telefónica Brazil | Southeast (Excluding Sao Paulo)
Disclosure of detailed information about intangible assets [line items]
Bandwidth (MHz) | MHz_band	50	50
Telefónica Brazil | North
Disclosure of detailed information about intangible assets [line items]
Bandwidth (MHz) | MHz_band	40	40
Telefónica Brazil | Sao Paulo
Disclosure of detailed information about intangible assets [line items]
Bandwidth (MHz) | MHz_band	40	40
Telefónica Brazil | Midwest
Disclosure of detailed information about intangible assets [line items]
Bandwidth (MHz) | MHz_band	40	40
Telefónica Brazil | National 3
Disclosure of detailed information about intangible assets [line items]
Bandwidth (MHz) | MHz_band	600	600
Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions	€ 1,188		€ 32
Service concession arrangements and licenses | Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
Spectrum auction, period of validity of spectrum	20 years	20 years
Additions	€ 700	R$ 4,459
Service concession arrangements and licenses | Telefónica Brazil | ANATEL
Disclosure of detailed information about intangible assets [line items]
Additions	€ 146
Payment period	30 days	30 days
Service concession arrangements and licenses | Telefónica Brazil | EAF
Disclosure of detailed information about intangible assets [line items]
Additions	€ 330
Number of payment installments | installment	2	2
First installment payment (in percentage)	50.00%	50.00%
First installment payment period	10 days	10 days
Second installment payment (in percentage)	50.00%	50.00%
Second installment payment period	120 days	120 days
Service concession arrangements and licenses | Telefónica Brazil | EAF | Minimum
Disclosure of detailed information about intangible assets [line items]
Band to be vacated (MHz) | employee	3,625	3,625
Service concession arrangements and licenses | Telefónica Brazil | EAF | Maximum
Disclosure of detailed information about intangible assets [line items]
Band to be vacated (MHz) | employee	3,700	3,700
Service concession arrangements and licenses | Telefónica Brazil | EACE
Disclosure of detailed information about intangible assets [line items]
Additions	€ 224
Service concession arrangements and licenses | Telefónica Brazil | National 1
Disclosure of detailed information about intangible assets [line items]
Additions	303
Service concession arrangements and licenses | Telefónica Brazil | National 1 | ANATEL
Disclosure of detailed information about intangible assets [line items]
Additions	39
Service concession arrangements and licenses | Telefónica Brazil | National 1 | EAF
Disclosure of detailed information about intangible assets [line items]
Additions	264
Service concession arrangements and licenses | Telefónica Brazil | National 1 | EACE
Disclosure of detailed information about intangible assets [line items]
Additions	0
Service concession arrangements and licenses | Telefónica Brazil | National 2
Disclosure of detailed information about intangible assets [line items]
Additions	74
Service concession arrangements and licenses | Telefónica Brazil | National 2 | ANATEL
Disclosure of detailed information about intangible assets [line items]
Additions	8
Service concession arrangements and licenses | Telefónica Brazil | National 2 | EAF
Disclosure of detailed information about intangible assets [line items]
Additions	66
Service concession arrangements and licenses | Telefónica Brazil | National 2 | EACE
Disclosure of detailed information about intangible assets [line items]
Additions	0
Service concession arrangements and licenses | Telefónica Brazil | Southeast (Excluding Sao Paulo)
Disclosure of detailed information about intangible assets [line items]
Additions	28
Service concession arrangements and licenses | Telefónica Brazil | Southeast (Excluding Sao Paulo) | ANATEL
Disclosure of detailed information about intangible assets [line items]
Additions	28
Service concession arrangements and licenses | Telefónica Brazil | Southeast (Excluding Sao Paulo) | EAF
Disclosure of detailed information about intangible assets [line items]
Additions	0
Service concession arrangements and licenses | Telefónica Brazil | Southeast (Excluding Sao Paulo) | EACE
Disclosure of detailed information about intangible assets [line items]
Additions	0
Service concession arrangements and licenses | Telefónica Brazil | North
Disclosure of detailed information about intangible assets [line items]
Additions	5
Service concession arrangements and licenses | Telefónica Brazil | North | ANATEL
Disclosure of detailed information about intangible assets [line items]
Additions	5
Service concession arrangements and licenses | Telefónica Brazil | North | EAF
Disclosure of detailed information about intangible assets [line items]
Additions	0
Service concession arrangements and licenses | Telefónica Brazil | North | EACE
Disclosure of detailed information about intangible assets [line items]
Additions	0
Service concession arrangements and licenses | Telefónica Brazil | Sao Paulo
Disclosure of detailed information about intangible assets [line items]
Additions	36
Service concession arrangements and licenses | Telefónica Brazil | Sao Paulo | ANATEL
Disclosure of detailed information about intangible assets [line items]
Additions	36
Service concession arrangements and licenses | Telefónica Brazil | Sao Paulo | EAF
Disclosure of detailed information about intangible assets [line items]
Additions	0
Service concession arrangements and licenses | Telefónica Brazil | Sao Paulo | EACE
Disclosure of detailed information about intangible assets [line items]
Additions	0
Service concession arrangements and licenses | Telefónica Brazil | Midwest
Disclosure of detailed information about intangible assets [line items]
Additions	5
Service concession arrangements and licenses | Telefónica Brazil | Midwest | ANATEL
Disclosure of detailed information about intangible assets [line items]
Additions	5
Service concession arrangements and licenses | Telefónica Brazil | Midwest | EAF
Disclosure of detailed information about intangible assets [line items]
Additions	0
Service concession arrangements and licenses | Telefónica Brazil | Midwest | EACE
Disclosure of detailed information about intangible assets [line items]
Additions	0
Service concession arrangements and licenses | Telefónica Brazil | National 3
Disclosure of detailed information about intangible assets [line items]
Additions	249
Service concession arrangements and licenses | Telefónica Brazil | National 3 | ANATEL
Disclosure of detailed information about intangible assets [line items]
Additions	25
Service concession arrangements and licenses | Telefónica Brazil | National 3 | EAF
Disclosure of detailed information about intangible assets [line items]
Additions	0
Service concession arrangements and licenses | Telefónica Brazil | National 3 | EACE
Disclosure of detailed information about intangible assets [line items]
Additions	€ 224